Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

	2016
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,574,024	$3,219,525	$3,279,462	$2,782,591	$11,855,602
Gross profit	1,261,745	1,635,793	1,636,289	1,388,438	5,922,265
Net income (1)	164,876	378,064	386,733	203,030	1,132,703
Net income per common share - basic (1), (2)	1.80	4.12	4.20	2.20	12.33
Net income per common share - diluted (1), (2)	1.75	3.99	4.08	2.15	11.99

	2015
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,450,284	$3,132,139	$3,152,285	$2,604,596	$11,339,304
Gross profit	1,132,449	1,529,986	1,574,552	1,322,239	5,559,226
Net income	131,404	349,937	374,491	198,017	1,053,849
Net income per common share - basic (2)	1.42	3.79	4.06	2.16	11.43
Net income per common share - diluted (2)	1.38	3.70	3.97	2.11	11.15

(1) First quarter 2016 net income and basic and diluted net income per common share are restated due to the early adoption of ASU No. 2016-09 in the second quarter. See Notes 1 and 14.
(2) Presented under the treasury stock method. See Note 15.
Net income in the fourth quarter of 2016 included a gain on sale of assets of $30,916, increased provisions for environmental matters of $9,330 and impairment of goodwill and trademarks of $10,688. These non-operating items resulted in a net increase of $.03 in basic and diluted net income per common share.